Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2012	2011
Accounts payable	$284,139	$115,561
Accrued construction costs	469,328	535,924
Payroll and other employee-related payables	2,238	1,530

	$755,705	$653,015